CONTINGENCIES (Details)	Dec. 13, 2019 USD ($)	Dec. 11, 2019 USD ($) stations	Aug. 02, 2016 USD ($)
Litigation Settlement [Line Items]
Loss contingency damages, suggestion of value			$ 20,000,000.0
Upcoming compensation period	3 years
Litigation settlement, reimbursable amount due to plaintiff		$ 84,622.92
Number of temporary measuring stations | stations		2
Minimum
Litigation Settlement [Line Items]
Litigation settlement, amount, renovation program	$ 1,500,000
Maximum
Litigation Settlement [Line Items]
Litigation settlement, amount, renovation program	$ 1,700,000